Long-term Investments - Summary of Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Summary of Investment Holdings [Line Items]
Beginning balance	¥ 23,395		¥ 21,575	¥ 17,765
Additions	22,450		2,000	2,500
Share of earnings/(loss) of an equity investee	239	$ 37	(180)	1,310
Ending balance	46,084	$ 7,063	23,395	21,575
Equity securities without readily determinable fair value [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	14,500		12,500	10,000
Additions	1,000		2,000	2,500
Reclassification	9,195
Ending balance	24,695		14,500	12,500
Equity Method [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	8,895		9,075	7,765
Additions	21,450
Share of earnings/(loss) of an equity investee	239		(180)	1,310
Reclassification	(9,195)
Ending balance	¥ 21,389		¥ 8,895	¥ 9,075